Related party transactions (Details) - USD ($)								1 Months Ended				3 Months Ended	12 Months Ended
	Aug. 05, 2021	Mar. 11, 2021	Sep. 22, 2020	Jul. 15, 2020	Dec. 19, 2019	Nov. 14, 2019	Sep. 24, 2019	Mar. 31, 2022	Mar. 31, 2021	Sep. 30, 2020	Jul. 31, 2020	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Compensation of key management personnel [Abstract]
Short-term employee benefits													$ 1,912,000	$ 1,848,000
Performance related bonus													1,106,000	1,122,000
Post-employment benefits													120,000	119,000
Share-based compensation benefits													3,713,000	3,079,000
Total compensation													6,851,000	6,168,000
Long Term Loan [Abstract]
Principal amount of long term loan												$ 93,395,000	$ 93,395,000	$ 87,302,000
Zero Cost Warrants [Abstract]
Equity fund raised for acquisition							$ 60,000,000
Number of ordinary shares each warrant holder entitles to subscribe (in shares)													1
Number of ordinary shares issued (in shares)					1,645,105
Issue of shares in exchange for warrants (in shares)			4,229,753	4,000,000					583,389				4,758,206	8,229,753
Issue of treasury shares in exchange for warrants (in shares)	0	0												0
Number of warrants outstanding (in shares)												0	0
Ordinary shares [member]
Zero Cost Warrants [Abstract]
Number of ordinary shares issued (in shares)												319,814,747	319,814,747	183,593,296
Issue of shares in exchange for warrants (in shares)	8,966,520												4,758,206	8,229,753
Issue of treasury shares in exchange for warrants (in shares)	4,208,314	283,389												0
Treasury shares [member]
Zero Cost Warrants [Abstract]
Issue of shares in exchange for warrants (in shares)													0	0
Issue of treasury shares in exchange for warrants (in shares)	(4,208,314)	(283,389)												0
Warrants [Member]
Zero Cost Warrants [Abstract]
Warrants issued (in shares)							5,911,722
Number of ordinary shares each warrant holder entitles to subscribe (in shares)													1
Zero cost warrants [Member]
Zero Cost Warrants [Abstract]
Repurchase of ordinary shares (in shares)						4,864,656
Number of ordinary shares each warrant holder entitles to subscribe (in shares)						1
Warrants exercised (in shares)					1,645,105					4,229,753	4,000,000
Number of ordinary shares issued (in shares)										4,229,753	4,000,000
Zero cost warrants [Member] | Ordinary shares [member]
Zero Cost Warrants [Abstract]
Issue of shares in exchange for warrants (in shares)	8,966,520
Zero cost warrants [Member] | Treasury shares [member]
Zero Cost Warrants [Abstract]
Issue of treasury shares in exchange for warrants (in shares)	4,208,314
Aegerion [Member]
Long Term Loan [Abstract]
Principal amount of long term loan							$ 50,000,000
Aegerion [Member] | Zero cost warrants [Member]
Zero Cost Warrants [Abstract]
Warrants issued (in shares)							8,065,000
Aegerion [Member] | Convertible notes [Member]
Convertible Notes [Abstract]
Issue of convertible notes							$ 125,000,000
Maturity date													April 1, 2025
Annual interest rate							5.00%
Maturity period													5 years 6 months
Joseph Wiley [Member] | Subsequent Event [Member]
Shares Purchased by Directors [Abstract]
Number (in shares)								16,000
George P. Hampton, Jr. [Member] | Subsequent Event [Member]
Shares Purchased by Directors [Abstract]
Number (in shares)								100,000
Stephen T. Wills [Member] | Subsequent Event [Member]
Shares Purchased by Directors [Abstract]
Number (in shares)								37,500
Dr. Alain H. Munoz [Member] | Subsequent Event [Member]
Shares Purchased by Directors [Abstract]
Number (in shares)								22,500
Dr. Patrick V.J.J. Vink [Member] | Subsequent Event [Member]
Shares Purchased by Directors [Abstract]
Number (in shares)								25,000
Raymond T. Stafford [Member]
Shares Purchased by Directors [Abstract]
Number (in shares)									300,100			250,000
Raymond T. Stafford [Member] | Subsequent Event [Member]
Shares Purchased by Directors [Abstract]
Number (in shares)								50,000